Trade receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturities of trade receivables
Total past due	R$ 87,957	R$ 74,007
Customers in bankruptcy		2,164
Related Parties	46,824	22,791
Impairment losses on trade receivables	(46,500)	(32,055)	R$ (22,524)	R$ (19,397)
Total	505,514	492,234
Not yet due
Maturities of trade receivables
Total past due	417,233	425,327
Up to 30 days
Maturities of trade receivables
Total past due	9,657	8,456
From 31 to 60 days
Maturities of trade receivables
Total past due	10,331	10,931
From 61 to 90 days
Maturities of trade receivables
Total past due	7,366	8,764
From 91 to 180 days
Maturities of trade receivables
Total past due	21,154	15,539
From 181 to 360 days
Maturities of trade receivables
Total past due	23,852	18,038
Over 360 days
Maturities of trade receivables
Total past due	R$ 15,597	R$ 12,279